Columbia Global Technology Growth Fund
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Global Technology Growth Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Canada 0.9%
Cameco Corp.	78,863	4,615,851
Shopify, Inc., Class A(a)	249,754	26,778,624
Total		31,394,475
China 0.2%
Alibaba Group Holding Ltd., ADR	67,070	7,635,249
France 0.2%
Dassault Systemes SE	135,740	5,090,039
Germany 1.0%
Innoscripta SE(a)	59,826	7,472,238
SAP SE, ADR	92,234	27,933,989
Total		35,406,227
Israel 0.0%
SimilarWeb Ltd.(a)	132,248	981,280
Japan 0.4%
Keyence Corp.	33,400	13,980,249
Netherlands 2.4%
ASML Holding NV	81,857	60,309,782
NXP Semiconductors NV	127,302	24,331,231
Total		84,641,013
South Korea 0.5%
Samsung Electronics Co., Ltd.	445,640	18,083,046
Switzerland 0.4%
STMicroelectronics NV, Registered Shares	136,591	3,416,141
TE Connectivity PLC	73,703	11,797,639
Total		15,213,780
Taiwan 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	465,948	90,077,067
United Kingdom 0.4%
RELX PLC	281,204	15,132,763
United States 89.7%
Accenture PLC, Class A	90,464	28,660,804
Adobe, Inc.(a)	55,165	22,898,440
Advanced Micro Devices, Inc.(a)	60,974	6,751,651
Common Stocks (continued)
Issuer	Shares	Value ($)
Airbnb, Inc., Class A(a)	60,682	7,827,978
Akamai Technologies, Inc.(a)	49,174	3,733,782
Alphabet, Inc., Class A	622,667	106,936,831
Amazon.com, Inc.(a)	579,038	118,708,580
Amphenol Corp., Class A	245,551	22,082,401
Analog Devices, Inc.	143,851	30,781,237
ANSYS, Inc.(a)	44,198	14,621,582
Apple, Inc.	1,339,946	269,128,154
Applied Materials, Inc.	277,854	43,553,615
AppLovin Corp.(a)	19,842	7,797,906
Arista Networks, Inc.(a)	249,683	21,632,535
ARM Holdings PLC, ADR(a)	49,151	6,121,266
Astera Labs, Inc.(a)	89,623	8,130,599
Atlassian Corp., Class A(a)	68,466	14,215,596
Autodesk, Inc.(a)	43,630	12,919,716
Automatic Data Processing, Inc.	39,912	12,992,553
BILL Holdings, Inc.(a)	130,643	5,706,486
Block, Inc., Class A(a)	138,516	8,553,363
Booking Holdings, Inc.	4,313	23,803,145
Broadcom, Inc.	1,141,428	276,305,476
Cadence Design Systems, Inc.(a)	82,871	23,789,778
CDW Corp.	50,539	9,115,214
Cisco Systems, Inc.	415,395	26,186,501
Coinbase Global, Inc., Class A(a)	21,704	5,352,640
Corning, Inc.	205,957	10,213,408
CoStar Group, Inc.(a)	98,561	7,250,147
Crowdstrike Holdings, Inc., Class A(a)	117,865	55,558,025
Datadog, Inc., Class A(a)	56,479	6,657,745
Dell Technologies, Inc.	64,744	7,204,065
DoorDash, Inc., Class A(a)	43,123	8,997,614
Eaton Corp. PLC	21,748	6,963,710
Electronic Arts, Inc.	50,340	7,237,885
Fidelity National Information Services, Inc.	81,746	6,507,799
Fiserv, Inc.(a)	37,347	6,079,718
Fortinet, Inc.(a)	84,157	8,565,499
Global Payments, Inc.	59,368	4,488,814
GoDaddy, Inc., Class A(a)	53,972	9,831,000

Columbia Global Technology Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Technology Growth Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hinge Health, Inc., Class A(a)	147,258	5,719,501
HubSpot, Inc.(a)	24,919	14,699,718
Intel Corp.	328,557	6,423,289
Intuit, Inc.	65,876	49,635,590
Keysight Technologies, Inc.(a)	52,443	8,235,649
KLA Corp.	13,460	10,187,605
Lam Research Corp.	1,193,732	96,441,608
Marvell Technology, Inc.	363,412	21,873,768
MasterCard, Inc., Class A	116,010	67,935,456
Meta Platforms, Inc., Class A	162,660	105,320,723
Microchip Technology, Inc.	144,419	8,382,079
Micron Technology, Inc.	221,376	20,911,177
Microsoft Corp.	729,766	335,955,076
MongoDB, Inc.(a)	45,023	8,501,693
Motorola Solutions, Inc.	50,688	21,054,781
MSCI, Inc.	14,786	8,339,600
NetApp, Inc.	146,970	14,573,545
Netflix, Inc.(a)	52,689	63,607,741
NVIDIA Corp.	3,756,534	507,620,439
ON Semiconductor Corp.(a)	66,787	2,806,390
Oracle Corp.	257,697	42,656,584
Palantir Technologies, Inc., Class A(a)	38,820	5,115,700
Palo Alto Networks, Inc.(a)	150,607	28,979,799
Paycom Software, Inc.	17,489	4,531,225
Pure Storage, Inc., Class A(a)	148,974	7,983,517
QUALCOMM, Inc.	123,877	17,986,940
Reddit, Inc., Class A(a)	91,624	10,293,956
Robinhood Markets, Inc., Class A(a)	187,094	12,376,268
Salesforce, Inc.	129,194	34,284,212
ServiceNow, Inc.(a)	42,672	43,145,233
Snowflake, Inc., Class A(a)	83,503	17,174,062
Common Stocks (continued)
Issuer	Shares	Value ($)
Spotify Technology SA(a)	19,546	13,000,826
SPS Commerce, Inc.(a)	23,830	3,354,311
Synopsys, Inc.(a)	144,581	67,082,692
Take-Two Interactive Software, Inc.(a)	44,672	10,108,380
Tesla, Inc.(a)	28,731	9,954,142
Texas Instruments, Inc.	87,435	15,987,490
T-Mobile US, Inc.	64,058	15,514,848
Trade Desk, Inc. (The), Class A(a)	111,043	8,352,654
Tyler Technologies, Inc.(a)	16,191	9,342,045
Uber Technologies, Inc.(a)	384,439	32,354,386
VeriSign, Inc.	25,121	6,844,719
Vertiv Holdings Co.	63,103	6,810,707
Visa, Inc., Class A	227,599	83,116,879
Visteon Corp.(a)	20,520	1,732,401
Walt Disney Co. (The)	89,113	10,073,334
Western Digital Corp.(a)	96,547	4,976,998
Workday, Inc., Class A(a)	19,494	4,828,859
Zscaler, Inc.(a)	39,185	10,803,305
Total		3,200,855,158
Total Common Stocks (Cost $898,736,353)		3,518,490,346

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(b),(c)	48,042,595	48,028,182
Total Money Market Funds (Cost $48,021,698)		48,028,182
Total Investments in Securities (Cost $946,758,051)		3,566,518,528
Other Assets & Liabilities, Net		1,142,936
Net Assets		$3,567,661,464
Columbia Global Technology Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Technology Growth Fund, May 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	77,206,376	188,919,724	(218,091,606)	(6,312)	48,028,182	2,781	1,920,560	48,042,595
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Global Technology Growth Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT234_08_R01_(07/25)